Consolidated Statements of Changes in Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Noncontrolling Interest [Member]
Beginning balance, value at Dec. 31, 2021	$ 0					$ 76,590	$ 32,074,932	$ (11,963,639)	$ 20,187,883
Balance, shares at Dec. 31, 2021	100					765,895,613
Conversion of Note						$ 7,759	(7,759)
Balance, shares						77,588,249
Issuance of Series C Preferred Shares to David Stybr and their cancelation
Series D Preferred Shares issued for services			$ 1,416				(1,416)
Balance, shares			141,630
Sales of Series D Preferred Shares			$ 697				365,738		366,435
Balance, shares			69,714
Cancelation of Common shares and their transformation to Series C Preferred Shares		$ 116				$ (11,648)	11,532		0
Balance, shares		1,164,826				(116,482,594)
Cancelation of Common shares by former director						$ (50,000)	50,000
Balance, shares						(500,000,000)
Sales of Series C Preferred Shares		$ 4					(4)		(0)
Balance, shares		39,600
Net Loss for the year ended								(487,158)	(487,158)
Balance,value at Dec. 31, 2022	$ 0	$ 120	$ 2,113			$ 22,700	32,493,023	(12,450,797)	20,067,160
Balance, shares at Dec. 31, 2022	100	1,204,426	211,344			227,001,268
Sales of Series D Preferred Shares			$ 15,339						15,340
Sales of Series C Preferred Shares		$ 268							268
Net Loss for the year ended								(6,546,152)	(6,546,152)
Sales of Series C Preferred Shares, shares		2,681,495
Sales of Series D Preferred Shares, shares			1,533,990
Transformation of Preferred share class and transformation to Common shares		$ (28)	$ (3,936)			$ 19,421			15,457
Transformation of Preferred share class and transformation to Common shares, shares		(283,465)	(393,696)			194,208,501
Change in additional paid capital							29,446,751		29,446,751
Livento Europe Non-controlling stake									11,020	11,020
Sales of Preferred Shares E and F				$ 3.00	$ 1				4
Sales of Preferred Shares E and F, shares				30,000	10.000
Common shares issued for assets acquisitoins						$ 39,159			39,159
Common shares issued for assets acquisitoins, shares						391,590,193
Balance,value at Dec. 31, 2023	$ 0	$ 360	$ 13,515	$ 3	$ 1	$ 81,280	$ 61,939,774	$ (19,023,956)	$ 43,021,998	$ 11,020
Balance, shares at Dec. 31, 2023	100	3,602,456	1,351,638	30,000	10,000	812,799,962